CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Share capital	Additional paid-in capital	Statutory reserve	General risk reserve	Currency translation reserve	Retained earnings/accumulated loss	Total [Member]	Noncontrolling Interest
Balance, amount at Dec. 31, 2017	¥ 358,838	¥ 325	¥ 383,174	¥ 13,365	¥ 9,817	¥ 0	¥ (119,611)	¥ 287,070	¥ 71,768
Statement [Line Items]
Share-based compensation	689	1	0	0	0	0	550	551	138
Appropriation to reserve	0	0	0	652	68	0	(720)	0	0
Other comprehensive income (loss) for the year - currency translation differences	(616)	0	0	0	0	(493)	0	(493)	(123)
Net profit for the year	8,155	0	0	0	0	0	6,524	6,524	1,631
Balance, amount at Dec. 31, 2018	367,066	326	383,174	14,017	9,885	(493)	(113,257)	293,652	73,414
Statement [Line Items]
Share-based compensation	75	0	0	0	0	0	60	60	15
Appropriation to reserve	0	0	0	4,689	(705)	0	(3,984)	0	0
Other comprehensive income (loss) for the year - currency translation differences	405	0	0	0	0	324	0	324	81
Net profit for the year	58,616	0	0	0	0	0	46,893	46,893	11,723
Balance, amount at Dec. 31, 2019	426,162	326	383,174	18,706	9,180	(169)	(70,288)	340,929	85,233
Statement [Line Items]
Share-based compensation	111	0	0	0	0	0	89	89	22
Appropriation to reserve	0	0	0	0	0	0	0	0	0
Other comprehensive income (loss) for the year - currency translation differences	177	0	0	0	0	142	0	142	35
Net profit for the year	19,854	0	0	0	0	0	15,883	15,883	3,971
Balance, amount at Dec. 31, 2020	¥ 446,304	¥ 326	¥ 383,174	¥ 18,706	¥ 9,180	¥ (27)	¥ (54,316)	¥ 357,043	¥ 89,261